Condensed Interim Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
OPERATING ACTIVITIES
Net loss	$ (33,945,985)	$ (19,852,573)	$ (74,908,660)	$ (47,223,604)
Non-cash items:
Depreciation and amortization	9,044,054	7,240,088	26,239,530	17,715,104
Share-based compensation	438,191	1,324,325	1,305,275	4,794,878
Accretion expense	3,064,258	2,275,078	9,138,265	2,275,078
Interest paid in kind on convertible debt instruments	2,504,005	0	7,454,040	0
Interest capitalized to long-term debt and other debts	559,764	0	559,764	0
Non-cash issuance of closing fee shares through 2023 Debentures Financing	0	623,336	0	623,336
Change in fair value of share warrant obligations	(3,129,649)	(179,488)	(23,220,565)	(11,910,809)
Change in fair value of conversion options on convertible debt instruments	(4,538,039)	(3,355,932)	(27,755,832)	(3,355,932)
Unrealized foreign exchange gain (loss)	(2,784,007)	(91,679)	1,133,498	(1,323,027)
Net change in non-cash working capital items	49,925,334	(31,679,272)	48,486,016	(47,840,935)
Cash flows used in operating activities	21,137,926	(43,696,117)	(31,568,669)	(86,245,911)
INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(1,436,487)	(22,394,406)	(6,824,835)	(67,790,857)
Addition to intangible assets	(4,604,831)	(16,057,154)	(27,040,490)	(56,513,413)
Net proceeds from Mirabel battery building sale-leaseback	0	0	0	20,506,589
Government assistance related to property, plant and equipment and intangible assets	2,765,526	1,690,284	7,164,621	7,441,552
Cash flows used in investing activities	(3,275,792)	(36,761,276)	(26,700,704)	(96,356,129)
FINANCING ACTIVITIES
Increase in long-term debt and other debts	17,067,371	36,875,044	73,669,446	106,099,764
Repayment of long-term debt and other debts	(9,475,665)	(103,985,678)	(13,846,612)	(126,481,649)
Payment of lease liabilities	(1,980,505)	(1,711,692)	(5,994,176)	(4,427,228)
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs	0	2,341,367	0	8,580,405
Proceeds from the issuance of warrants through the December 2022 Offering	0	0	0	2,907,226
Proceeds from the issuance of units through the December 2022 Offering - Common Shares, net of issuance costs	0	0	0	4,175,836
Proceeds from the 2023 Debentures Financing, net of issuance costs	0	139,090,995	0	139,090,995
Cash flows from financing activities	5,611,201	72,610,036	53,828,658	129,945,349
Effect of exchange rate changes on cash held in foreign currency	811,892	(636,555)	835,717	58,773
Net increase (decrease) in cash	24,285,227	(8,483,912)	(3,604,998)	(52,597,918)
Cash, beginning of period	2,002,741	44,152,979	29,892,966	88,266,985
Cash, end of period	26,287,968	35,669,067	26,287,968	35,669,067
Other information on cash flows related to operating activities:
Income taxes paid	0	0	0	0
Interest paid	355,215	3,360,744	9,975,594	7,218,418
Interest paid on obligations under lease liabilities	$ 1,313,555	$ 1,227,560	$ 3,824,020	$ 3,354,611